Revenues - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue from collaborative arrangements	$ 1,733	$ 2,662	$ 3,337	$ 1,163
Revenue from related party transactions	2,116	2,348	3,253	4,203
Billed accounts receivable, net of allowance	11,588		$ 2,878	$ 5,521
Licensing
Disaggregation of Revenue [Line Items]
Revenue from related party transactions	1,620	1,518
Engineering and other services
Disaggregation of Revenue [Line Items]
Revenue from related party transactions	$ 496	$ 830